Revenues (Details) - Schedule of company’s revenues based on the nature and characteristics - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues (Details) - Schedule of company’s revenues based on the nature and characteristics [Line Items]
Total	$ 2,504,896	$ 2,075,755	$ 987,883
Sales of products [Member]
Revenues (Details) - Schedule of company’s revenues based on the nature and characteristics [Line Items]
Sales of products	2,085,018	1,719,918	692,288
NRE&POC Contracts [Member]
Revenues (Details) - Schedule of company’s revenues based on the nature and characteristics [Line Items]
NRE&POC Contracts	$ 419,878	$ 355,837	$ 295,595